FEDERATED HERMES INTERNATIONAL SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INTERNATIONAL SERIES, INC. (the “Registrant”)
Federated Hermes Global Total Return Bond Fund (the “Fund”) Class A Shares Class C Shares Institutional Shares
1933 Act File No. 2-91776 1940 Act File No. 811-3984

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 81 on January 31, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary